Summarized Financial Information of Citizens Holding Company (Tables)	12 Months Ended
Dec. 31, 2020
Summarized Statements of Cash Flows Financial Information of Citizens Holding Company

Statements of Cash Flows
Years Ended December 31, 2020, 2019 and 2018

	2020	2019	2018
Cash flows from operating activities
Net income	$6,931	$5,902	$6,673
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed (earnings) loss of the Bank	(1,260)	4,965	(3,022)
Stock compensation expense	167	163	170
Increase in other assets	(100)	97	84

Net cash provided by operating activities	5,738	11,127	3,905

Cash flows from investing activities
Net cash paid in acquisition activities	$—	$(6,113)	$—

Net cash used in investing activities	—	(6,113)	—

Cash flows from financing activities
Dividends paid to shareholders	$(5,363)	$(4,874)	$(4,706)
Proceeds from stock options	86	—	27

Net cash used in financing activities	(5,277)	(4,874)	(4,679)

Net increase (decrease) in cash	461	140	(774)

Cash, beginning of year	1,736	1,596	2,370

Cash, end of year	$2,197	$1,736	$1,596

Citizens Holding Company [Member]
Summarized Balance Sheets Financial Information of Citizens Holding Company
Summarized financial information of Citizens Holding Company, excluding the Bank, at December 31, 2020 and December 31, 2019, and for the years ended December 31, 2020, 2019 and 2018, is as follows:
Balance Sheets
December 31, 2020 and 2019

	2020	2019
Assets
Cash (1)	$2,197	$1,736
Investment in bank subsidiary (1)	117,078	110,892
Other assets (1)	273	172

Total assets	$119,548	$112,800

Liabilities
Other liabilities	$—	$—

Shareholders’ equity	119,548	112,800

Total liabilities and shareholders’ equity	$119,548	$112,800

(1)	Fully or partially eliminates in consolidation.

Summarized Income Statement Financial Information of Citizens Holding Company
Income Statements
Years Ended December 31, 2020, 2019 and 2018

	2020	2019	2018
Interest income (1)	$2	$2	$2

Other income
Dividends from bank subsidiary (1)	6,099	11,242	3,990
Equity in undistributed earnings gain (loss) of bank subsidiary (1)	1,260	(4,965)	3,022
Other income	—	—	—

Total other income	7,359	6,277	7,012

Other expense	524	462	446

Income before income taxes	6,835	5,817	6,568
Income tax benefit	(96)	(85)	(105)

Net income	$6,931	$5,902	$6,673

(1)	Eliminates in consolidation.